OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) segment	Dec. 31, 2020 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 8,627	$ 5,953
Salaries and wages	440	370
Operating expense	265	244
General and administrative expense	175	126
Pipelines
Disclosure of operating segments [line items]
Revenue	2,123	2,105
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	5,577	2,956
United States | Pipelines
Disclosure of operating segments [line items]
Revenue	207	228
United States | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	$ 265	$ 143